Commitments, contingencies and operating risks	12 Months Ended
Dec. 31, 2021
Commitments, contingencies and operating risks
Commitments, contingencies and operating risks
27.	Commitments, contingencies and operating risks

Operating environment

Russia’s economy has been facing significant challenges for the past few years due to the combined effect of the ongoing crisis in Ukraine, the deterioration of Russia’s relationships with many Western countries, the economic and financial sanctions imposed in connection with these events on certain Russian companies and individuals, as well as against entire sectors of the Russian economy, by the US, the EU, Canada and other countries, a record weakening of the Russian ruble against the U.S. dollar, a lack of access to financing for Russian issuers, capital flight and a general climate of political and economic uncertainty, among other factors. The ongoing COVID-19 pandemic and related lockdown measures have also contributed to the deterioration of the Russian economy. Consumer spending had generally remained cautious even prior to the COVID-19 pandemic, which upended the modest recovery that the Russian economy had experienced in the few preceding years. The outbreak of the COVID-19 pandemic and associated responses from various countries around the world, which began in early 2020 and continue to unfold to date, have negatively affected consumer demand across the globe and across industries. As a result, the Russian ruble has significantly and abruptly depreciated against the U.S. dollar and the Euro. This volatile exchange rate environment continues to prevail even though the oil prices have rebounded. The COVID-19 pandemicremains ongoing, and although related restrictions have been relatively mild in Russia throughout 2021, there can be no assurance that new measures will not be adopted (as has been the case in many countries) in response to rise in COVID-19 cases, in particular due to new variants of the virus which keep emerging.

A prolonged economic slowdown in Russia could have a significant negative effect on consumer spending in Russia and, accordingly, on the Group’s business. As a result of the challenging operating environment in Russia, the Group has experienced slower payment volume growth in certain of our payment categories and payment volume decline in certain others, in particular certain types of money remittances and financial services categories. Further adverse changes in economic conditions in Russia could adversely impact our future revenues and profits and cause a material adverse effect on our business, financial condition and results of operations.

A substantial part of the Russian population continues to rely on cash payments, rather than credit and debit card payments or electronic banking. The Group’s business has developed as a network of kiosks and terminals that allow consumers to use physical currency for online payments. While the Group has since largely outgrown that model, the network of kiosks and terminals remains a significant part of the Group’s infrastructure and serves as a reload and client acquisition channel for Qiwi Wallet. Over time, the prevalence of cash payments is declining as a greater percentage of the population in emerging markets adopts credit and debit card payments and electronic banking, and the number of kiosks and terminals in the QIWI network is decreasing as the market shifts towards a higher share of digital payments. In 2020-2021, the Group’s physical distribution network was and, to a certain extent, may continue to be negatively affected by the spread of the COVID-19 pandemic, corresponding lockdown measures, and other restrictions that limited users’ access to certain retail locations, as well as reducing the overall activity of the population. Other factors could also contribute to a decline in the use of kiosks and terminals, including regulatory changes, increases in consumer fees imposed by the agents and the development of alternative payment channels. All of these factors could have a material adverse effect on the Group’s business, financial condition and results of operations.

Regulatory environment

QIWI’s business is impacted by laws and regulations that affect its industry, the number of which has increased significantly in recent years. The Group is subject to a variety of regulations, including those aimed at preventing money laundering and the financing of criminal activity and terrorism, financial services regulations, payment services regulations, consumer protection laws, currency control regulations, advertising laws, betting laws and privacy and data protection laws. As a result, the Group experiences periodic investigations by various regulatory authorities in connection with such laws and regulations, which may sometimes result in the imposition of monetary or other sanctions. Any changes in the regulatory regime or in the interpretation of current regulations that affect the continuation of one or more types of transactions currently facilitated by the Group’s system may materially adversely affect its results of operations.

27.	Commitments, contingencies and operating risks (continued)

Regulatory environment (continued)

In recent years the CBR has considerably increased the intensity of its supervision and regulation of the Russian banking sector. Qiwi Bank has been the subject of CBR investigations in the past that have uncovered various violations and deficiencies in relation to, among other things, reporting requirements, anti-money laundering, cybersecurity, compliance with applicable electronic payments thresholds requirements and other issues which management believes QIWI has generally rectified. In the second half of 2020, the CBR, acting in its supervisory capacity, performed another routine scheduled audit of Qiwi Bank. In the course of this audit the CBR identified certain violations and deficiencies relating primarily to reporting and record-keeping requirements. The monetary fine imposed on Qiwi Bank as a result of these findings was RUB 11 million. In addition, the CBR introduced certain restrictions with respect to Qiwi Bank’s operations, including, effective for a six-month period starting December 7, 2020, the suspension of, or limitation on, most types of payments to foreign merchants and money transfers to pre-paid cards from corporate accounts. Management has been working closely with the CBR to remediate the identified deficiencies. The restrictions introduced by the CBR have had a substantial negative effect on the Group’s business, financial condition and results of operations, primarily through decreasing the volumes in our E-Commerce and Money Remittance market verticals, and as a result, revenues and profits. Management believes that the abrupt termination of services of a large number of merchants has likely also had reputational risks for the Group that are difficult to quantify or assess. The recovery of the payment volume and revenue lost in the wake of the CBR restrictions has been affected by changes in consumer behavior and legal framework, and it is anticipated that these revenue streams may never be fully restored.

The past and future operations may also be subject to greater scrutiny from the CBR as a result of these events. There can be no assurance that new sanctions will not be imposed on the Group as a result of any past or future findings and that we will not come under greater CBR scrutiny in connection with any perceived deficiencies in the Group’s conduct, or that any currently planned or future inspections will not result in discovery of any significant or minor additional violations of various banking regulations, and of what sanctions the CBR may impose on the Group in connection with such deficiencies or violations. Any such sanctions could have a material adverse effect on the Group’s business, financial condition and results of operations.

Historically, the Group has had substantial volume of business with merchants in the betting industry. Processing payments to such merchants represented a significant portion of the Group’s revenue. Moreover, the repayment of winnings by such merchants to customers also serves as an important and economically beneficial Qiwi Wallet reload channel, contributing to the attractiveness and sustainability of our ecosystem. This revenue stream has been, and may continue to further be, materially adversely affected by legislative developments.

The betting industry is subject to extensive and actively developing regulation in Russia, as well as increasing government scrutiny. Prior to October 2021, legislation then in force required bookmakers to become members of one of the self-regulated organizations of bookmakers and abide by its rules, and to accept interactive bets solely through an Interactive Bets Accounting Center (TSUPIS) set up by a credit organization in cooperation with a self-regulated association of bookmakers. In order to enable our participation in this industry, in 2016 QIWI Bank established a TSUPIS together with one of such self-regulated associations of bookmakers, and the Group thereby became one of the two payment services providers that were able to accept electronic bets on behalf of sports betting companies in Russia.

In December 2020, a new law was adopted, abolishing the mandatory participation of bookmakers in self-regulated organizations, establishing a Unified Gambling Regulator as a new governmental agency with broad authority to oversee the betting market, and creating the role of a single Unified Interactive Bets Accounting Centre (ETSUP) to replace all of the existing TSUPIS. Although the Group has publicly made a proposal to serve as the Unified Interactive Bets Accounting Center pursuant to the new regulatory regime, its bid turned out unsuccessful, and the role of the ETSUP was assigned to another market participant. As a result, the Group has lost the ability to generate volume and income directly related to its TSUPIS business in Russia starting from fourth qurter 2021, although the Group has still been able to retain part of the betting revenues generated from QIWI Wallet services, including commissions for betting accounts top-ups and winning payouts. Payment volume and revenues lost due to the described above changes will negatively affect the Group’s results of operations. Any further significant change in betting legislation, or any adverse action by the ETSUP as a major participant in the industry may negatively affect the payment volume, revenue and margins of our Payment Services business, as well as overall usage of QIWI Wallet.

27.	Commitments, contingencies and operating risks (continued)

Regulatory environment (continued)

Under the Russian betting legislation, betting merchants may become “blacklisted” by the government if they have been found to be in violation of applicable Russian laws, the Group’s remaining revenue generated from the betting industry as described above may further shrink. Furthermore, since 2021, Russian credit institutions have been prohibited from contracting with any betting merchants, including foreign ones, that are not on a list of specifically approved betting merchants maintained by the regulator. As a result, in effect only specifically “whitelisted” merchants are allowed to continue operating. A separate “black list” has been instituted with respect to foreign payment aggregators that are known to service backlisted betting merchants. All of these measures have resulted in a general shrinkage of the number of players in the industry and contraction of our related revenue streams, and have significantly increased the administrative burdens in onboarding merchants and in particular payment aggregators. Any regulatory developments that impose additional restrictions on the betting industry may result in the contraction of the betting sector or QIWI’s remaining revenues from this market and therefore adversely affect its financial condition and results of operations.

The Group contracts with some of international merchants in U.S. dollars and other currencies such as Euros and may experience challenges in relationships with U.S. banks that are required for any non-U.S. company to transact in U.S. dollars. Even though the Group maintains a number of U.S. dollar accounts with various financial institutions, at the same time the Group is also conducting a portion of U.S. dollar transactions with international merchants in other currencies, bearing additional currency conversion costs. No assurance can be given that such institutions or their respective correspondent banks in the U.S. will not refuse to process the Group’s transactions for such reasons or otherwise, thereby further increasing the currency conversion costs that the Group has to bear or that international merchants will agree to accept payments in any currency, but the U.S. dollar in the future. If the Group is not able to conduct transactions in U.S. dollars, it may bear significant currency conversion costs or lose some merchants who will not be willing to conduct transactions in currencies other than the U.S. dollars, and the Group’s business, financial condition and results of operations may be materially adversely affected. Management can give no assurance that similar issues would not arise with respect to the Group’s transactions in other currencies, such as the Euro, which could have similarly adverse consequences.

Know-your-client requirements in Russia

The Group’s business is currently subject to know-your-client (KYC) requirements established by Federal Law of the Russian Federation No. 115-FZ “On Combating the Legalization (Laundering) of Criminally Obtained Income and Funding of Terrorism”, dated August 7, 2001, as amended, or the Anti-Money Laundering Law. Based on the Anti-Money Laundering Law management distinguishes three types of consumers based on their level of identification, being anonymous, identified through a simplified procedure and fully identified. There can be no assurance that the Group will always be able to collect all necessary data to perform the identification procedure in full or that the data the users provide us for the purposes of identification will not contain any mistakes or misstatements and will be correctly matched with the information available in the governmental databases. Due to the lack of clarity and gaps existing under the current customer identification legislation, management has to employ a risk-based approach to customer KYC and sometimes make judgment calls in applying anti-money laundering legislation, with the resulting risk of being found in non-compliance with it. Thus, current situation could cause the Group to be in violation of the identification requirements. In case management is forced to change its approaches to identification procedure or in case the identification requirements are further tightened, it could negatively affect the number of our consumers and, consequently, volumes and revenues. Additionally, Russian anti-money laundering legislation is in a constant state of development and is subject to varying interpretations. If the Group is found to be in non-compliance with any of its requirements, it could not only become subject to fines and other sanctions, but could also have to discontinue to process operations that are deemed to be in breach of the applicable rules and lose associated revenue streams.

27.	Commitments, contingencies and operating risks (continued)

Risk of cybersecurity breach

The Group stores and/or transmits sensitive data, such as credit or debit card numbers, mobile phone numbers and other identification data, and the Company has ultimate liability to its customers for the failure to protect this data. The Company has experienced breaches of its security by hackers in the past, and breaches could occur in the future. In such circumstances, the encryption of data and other protective measures have not prevented unauthorized access and may not be sufficient to prevent future unauthorized access. Any breach of the system, including through employee fraud, may subject the Company to material losses or liability, including fines and claims for unauthorized purchases with misappropriated credit or debit card information, identity theft, impersonation or other similar fraud claims. These risks are exacerbated by the COVID-19 pandemic and related lockdowns, since unauthorized access to data may potentially be easier when a large percentage of employees works from home. Moreover, even in the absence of an emergency event such as a cyberbreach, the Group may at times be found to be not in compliance with applicable personal data processing and transfer legislation, which is actively developing and becoming increasingly complex throughout the world, including in Russia. A misuse of such sensitive data or a cybersecurity breach could harm the Group’s reputation and deter clients from using electronic payments as well as kiosks and terminals generally and any of the Group’s services specifically, increase operating expenses in order to correct the breaches or failures, expose the Group to uninsured liability, increase risk of regulatory scrutiny, subject the Group to lawsuits, result in the imposition of material penalties and fines by state authorities and otherwise materially adversely affect the Group’s business, financial condition and results of operations.

Taxation in Cyprus

As of today, there are no specific transfer pricing rules or any transfer pricing documentation requirements in the Cyprus tax laws with respect to related party transactions. However, Cyprus is in the late stages of adopting transfer pricing rules, covering all types of inter-company transactions and require the preparation of a Local and Master File as well as Summary Information Table in line with the OECD Transfer Pricing Guidelines (subject to the relevant thresholds). The Cyprus draft transfer pricing legislation is expected to be enacted within the coming months.

DAC6 was implemented in Cyprus on June 25, 2018 as part of the Administrative Cooperation in the Field of Taxation (Amendment) Law 2019 (AC19 Law). The Cypriot Tax Department launched a public consultation on the AC19 Law on October 22, 2019. The Directive requires intermediaries (including EU-based tax consultants, banks and lawyers) and in some situations, taxpayers, to report certain cross-border arrangements (reportable arrangements) to the relevant EU member state tax authority. Cross-border arrangements will be reportable if they contain certain features (known as hallmarks). The hallmarks cover a broad range of structures and transactions. Determining if there is a reportable cross-border arrangement raises complex technical and procedural issues for taxpayers and intermediaries. The Company fully complies with the abovementioned obligations, but it is still cannot be excluded that the Company might be subject to additional costs and/or tax liabilities resulted from these new reporting requirements.

In November 2021 the Cyprus Tax Authorities issued an announcement extending the deadline for submission of information on reportable cross-border arrangements under DAC6 until January 31, 2022. The extension is applicable to all reportable cross-border arrangements between June 25, 2018 and December 31, 2021. Reportable cross-border arrangements as from January 1, 2022 must be reported within 30 days from the day after: (a) the arrangement is made available for implementation to the relevant taxpayer; or (b) the arrangement is ready for implementation by the relevant taxpayer; or (c) the day that the first step of the arrangement has been implemented; or (d) the day that aid has been provided with respect to a reportable arrangement.

Following the global trend on increase of substance requirements in various jurisdictions, starting from 2019 certain jurisdictions (including traditional offshore jurisdictions) implement legislation that requires companies registered in the relevant offshore jurisdiction to maintain actual substance on the territory of such jurisdictions, which may include, amongst others, the qualified personnel, premises located in the particular jurisdiction, reasonable expenses to support daily operation of the company.

It cannot be excluded that the Group might be subject to additional costs and/or tax liabilities resulted from the said requirements, which could have a material adverse effect on the Group’s business, financial condition and results of operations.

27.	Commitments, contingencies and operating risks (continued)

Taxation in the Russian Federation

Russian and the CIS’s tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. For instance, introduction of the concept of beneficial ownership may result in the inability of the foreign companies within the Group to claim benefits under a double tax treaty through structures which historically have benefited from double tax treaty protection in Russia. Recent court cases demonstrate that the Russian tax authorities actively challenge application of double tax treaty benefits retroactively (i.e. prior to concept of beneficial ownership was introduced in the Russian Tax Code) on the grounds that double tax treaties already include beneficial ownership requirement to allow application of reduced tax rates or exemptions. In these cases, the Russian tax authorities obtained relevant information by means of information exchange with the foreign tax authorities.

Withholding tax at the rate of 15% is applied to any dividends paid by the entities incorporated in Russia to the entities incorporated outside of Russia. The Group commonly seeks to claim treaty protection, as such withholding tax rate (hereinafter “WHT)” may be reduced to 5% under the available Double Tax Treaty (including Cyprus) if certain conditions stipulated thereto are met.

The Protocol of September 8, 2020 came into effect from January 2021 and amending Russia-Cyprus double tax treaty increased WHT rates in respect of interest and dividend income to 15% (though it provides for a number of exceptions where the lower rates of 5% or 0% are envisaged). The reduced 5% tax rate in respect of dividend and interest income is envisaged for certain categories of income recipients, including public companies whose shares are listed on a registered stock exchange provided that at least 15% of the voting shares of that company are in free float and which holds directly at least 15% of the capital of the company paying the dividends throughout a 365-day period that includes the day of payment of the dividends.

The Company believes that it fulfils the conditions for application of the reduced 5% tax rate under the amended Russia-Cyprus Double Tax Treaty in respect of dividend income, including more than 15% free float. However, there is some uncertainty in respect of the approach as to how to establish the percentage of depository receipts in free float. Although, the Russian Ministry of Finance issued some clarifications on this matter there is still some possibility that different interpretations could be applied given the vague wording of such clarification. Also, there is no assurance that the Russian Ministry of Finance will not revise its position in the future or that the Russian tax authorities will not challenge the Company’s position in this respect. There is also no assurance that the reduced withholding income tax rate under the Russia-Cyprus double tax treaty will be applied to interest income. Starting from January 1, 2017, the Russian Tax Code requires the tax agent to obtain confirmation from the non-resident holder-legal entity that it is the beneficial owner of the relevant income. Russian tax law provides neither the form of such confirmation nor the precise list of documents which can demonstrate the beneficial owner status of the recipient with respect to the received income. Due to the introduction of these changes, there can be no assurance that treaty relief at source will be available in practice. According to the clarifications of the Russian tax authorities, a foreign company may not benefit from a double tax treaty if its activity does not have a real business purpose, if such company does not bear any risks that are normal for business activity, such company does not benefit from the use of such income and its employees actually do not control/ manage such company. If activities of the company are limited to investments and/or financing of a group of companies, it cannot be considered as an independent business activity and it is not enough to confirm the beneficial owner status of the recipient of income. As a result, there is a risk that application of the concept of beneficial ownership may result in the inability of the foreign companies within the Group to claim benefits under a double taxation treaty through structures which historically have benefited from double taxation treaty protection in Russia.

Company intends to use simplified approach for confirmation of the beneficial ownership status that has recently been adopted for public companies with shares and (or) depository receipts comprising more that 25% of their share capital admitted to trade on a qualifying stock exchange if the respective confirmation letter on its beneficial ownership status and documents confirming publicly traded company status are in place. Since this simplified approach is relatively new and untested there is no assurance that the Russian tax authorities will not challenge the Company’s beneficial ownership status.

On November 27, 2017 the Federal Law No. 340-FZ introducing country-by-country reporting (“CbCR”) requirements was published. In accordance with the CbCR requirements, if the Group reaches the reporting threshold in Russia (over RUB 50 billion), or alternatively in any other jurisdiction of presence (e.g. in Cyprus, where the Decree issued by the Cyprus Minister of Finance on December 30, 2016 introduced a mandatory CbCR for multinational enterprise groups generating consolidated annual turnover exceeding EUR 750 million) the Group may be liable to submit relevant CbCR.

27.	Commitments, contingencies and operating risks (continued)

Taxation in the Russian Federation (continued)

In addition, on November 24, 2016, the OECD published the multilateral instrument (“MLI”) which introduces new provisions to existing double tax treaties limiting the use of tax benefits provided thereof, e.g. by means of introduction of the “business purpose” test. To date the MLI has been ratified by Russia with respect to more than 71 double tax treaties signed by Russia with potential effective date of January 1, 2021. Starting from 2021, MLI came into effect in respect of withholding taxes covered by tax treaties concluded by the Russian Federation with 34 countries (including tax treaty with Cyprus). Application of MLI could potentially limit tax benefits granted by double tax treaties of Russian Federation and Cyprus.

The existing Russian transfer pricing rules became effective from January 1, 2012. Under these rules the Russian tax authorities are allowed to make transfer-pricing adjustments and impose additional tax liabilities in respect of certain types of transactions. It is therefore possible that the Group entities established in Russia may become subject to transfer pricing tax audits by tax authorities in the foreseeable future.

There can be no assurance that the Russian Tax Code will not be changed in the future in a manner adverse to the stability and predictability of the Russian tax system. These factors, together with the potential for state budget deficits, raise the risk of the imposition of additional taxes on the Group. The introduction of new taxes or amendments to current taxation rules may have a substantial impact on the overall amount of the Group’s tax liabilities. There is no assurance that it would not be required to make substantially larger tax payments in the future, which may adversely affect the Group’s business, financial condition and results of operations.

On July 19, 2017, new anti-avoidance provisions were introduced into the Russian Tax Code and the Article 54.1 of the Russian Tax Code was adopted, which replaced the previously existing concept of “unjustified tax benefit”. These anti-avoidance provisions establish two specific criteria that should be met simultaneously to entitle a taxpayer to reduce the tax base or the amount of tax: (i) the main purpose of the transaction (operation) is not a non-payment (incomplete payment) and (or) offset (refund) of the amount of tax; and (ii) the obligation under the transaction (operation) is executed by a person who is a party to a contract entered into with the taxpayer and / or a person to whom the obligation to execute a transaction (operation) was transferred under a contract or law. The Russian Tax Code specifically indicates that signing of primary documents by an unidentified or unauthorized person, violation by the counterparty of tax legislation, the possibility to obtain the same result by a taxpayer by entering into other transactions not prohibited by law cannot be considered in itself as a basis for recognizing the reduction of the tax base or the amount of tax unlawful. However, application of these criteria is still under consideration of the tax authorities, therefore, no assurance can be given that positions of taxpayers will not be challenged by the Russian tax authorities

The Russian Ministry of Finance issued clarifications that the concepts expressed in Resolution No. 53 and evolved in the relevant court practice should not be applied by the enactment of new anti-avoidance rules. However, it cannot be excluded that this new concept could be applied by the tax authorities in a broader sense. There were some publications in mass media with reference to the Head of Federal Tax Service of the Russian Federation stating that more than 85% of tax disputes based on Article 54.1 of the Russian Tax Code are ruled out in favour of the tax authorities. In view of this trend and taking into the account the uncertainties with application of anti-avoidance concept, this could possibly expose the Group to significant fines, penalties and enforcement measures, despite the best efforts at compliance, and could result in a greater than expected tax burden.

27.	Commitments, contingencies and operating risks (continued)

Taxation in the Russian Federation (continued)

The existing Russian transfer pricing rules became effective from January 1, 2012. Under these rules the Russian tax authorities are allowed to make transfer-pricing adjustments and impose additional tax liabilities in respect of certain types of transactions (“controlled” transactions). The list of the “controlled” transactions includes transactions with related parties (with several exceptions such as guarantees between Russian non-banking organizations and interest-free loans between Russian related parties) and certain types of cross border transactions. Starting from 2019 transactions between Russian tax residents are subject to transfer pricing control only if the amount of income from the transactions between these parties within one year exceeds RUB 1 billion and at the same time one of the conditions stipulated in Article 105.14 of Russian Tax Code (e.g., the parties to the transaction apply different corporate income tax rates) is met. Certain other transactions, such as foreign trade transactions in commodities traded on global exchanges, transactions with parties from blacklisted countries, transactions between related parties under participation of the independent intermediary, as well as transactions between the Russian tax resident and foreign tax resident (related parties) remain under control in case the amount of income from transactions between these parties within one year exceeds RUB 60 million threshold. The new rules apply to transactions, under which income (expenses) from such controlled transactions are recognised after January 1, 2019. As a side effect, the Russian tax authorities who are entitled to perform tax audits of Russian taxpayers with focus on compliance with existing transfer pricing legislation will no longer be involved in tax audit of transactions between Russian parties due to increased limits on transactions between Russian tax residents but they will be able to pay more attention to cross-border transactions.

The burden of proving market prices, as well as keeping specific documentation, lies with the taxpayers. In certain circumstances, the Russian tax authorities may apply the transfer pricing rules and methods in cases where the rules are formally not applicable, claiming additional tax charges calculated using the transfer rules but based on other tax concepts (e.g. unjustified tax benefit, lack of economic justification of expenses, etc.).

It is therefore possible that the Group entities established in Russia may become subject to transfer pricing tax audits by tax authorities in the foreseeable future. Due to the uncertainty and lack of established practice of application of the Russian transfer pricing legislation the Russian tax authorities may challenge the level of prices applied by the Group under the “controlled” transactions (including certain intercompany transactions) or challenge the methods used to prove prices applied by the Group, and as a result accrue additional tax liabilities. If additional taxes are assessed with respect to these matters, they could have a material adverse effect on the Group’s business, financial condition and results of operations.

Risk assessment

The Group’s management believes that its interpretation of the relevant legislation is appropriate and is in accordance with the current industry practice and that the Group’s currency, customs, tax and other regulatory positions will be sustained. However, the interpretations of the relevant authorities could differ and the maximum effect of additional losses, if the authorities were successful in enforcing their different interpretations, could be significant, and amount up to RUB 1.9 billion that was assessed by the Group as of December 31, 2021 (RUB 2.4 billion as of December 31, 2020).

Insurance policies

The Group holds no insurance policies in relation to its assets, operations, or in respect of public liability or other insurable risks. There are no significant physical assets to insure. Management has considered the possibility of insurance of business interruption in Russia, but the cost of it outweighs the benefits in management’s view.

27.	Commitments, contingencies and operating risks (continued)

Legal proceedings

In the ordinary course of business, the Group is subject to legal actions and complaints. Management believes that the ultimate liability, if any, arising from such actions or complaints will not have a material adverse effect on the financial condition or the results of future operations of the Group.

Following the disclosure of the restrictions imposed by the CBR on us in December 2020 QIWI plc and certain of its current and former executive officers have been named as defendants in the putative class action filed in the United States. These lawsuits allege that the defendants made certain false or misleading statements that were supposedly revealed when the CBR audit results and restrictions were disclosed in December 2020, which the plaintiffs perceive as a violation of Sections 10(b) and 20(a) of the 1934 Securities Exchange Act, and seek damages and other relief based upon such allegations. Management believes that these lawsuits are without merit and intend to defend against them vigorously, and expects to incur certain costs associated with defending against these actions. At this early stage of the litigations, the ultimate outcomes are uncertain and management cannot reasonably predict the timing or outcomes, or estimate the amount of loss, if any, or their effect, if any, on the Group’s financial statements. Any negative outcome could result in payments of substantial monetary damages and accordingly Group’s business could be seriously harmed.

Guarantees issued

The Group issues financial and performance guarantees to non-related parties for the term up to five years at market rate. The amount of guarantees issued as of December 31, 2021 is 46,631 (as of December 31, 2020 – 22,036) most of which are performance guaranties of ROWI project.